Average Annual Total Returns - Institutional Class - PIMCO International Bond Portfolio Unhedged	Institutional 1 Year	Institutional 5 Years	Institutional Since Inception	Institutional Inception Date	Bloomberg Barclays Global Aggregate ex-USD (USD Unhedged) Index (reflects no deductions for fees, expenses or taxes) 1 Year	Bloomberg Barclays Global Aggregate ex-USD (USD Unhedged) Index (reflects no deductions for fees, expenses or taxes) 5 Years	Bloomberg Barclays Global Aggregate ex-USD (USD Unhedged) Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	10.93%	5.52%	1.96%	Apr. 30, 2012	10.11%	4.89%	1.52%